Related party transactions (Details)	Oct. 08, 2021 USD ($) ft²	Oct. 08, 2021 CNY (¥) ft²	Aug. 05, 2020 USD ($) ft²	Aug. 05, 2020 CNY (¥) ft²	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Due to related parties, | $					$ 19,533	$ 1,426,631
Yefang Zhang
Related Party Transaction [Line Items]
Due to related parties, | $					$ 19,533	$ 1,426,631
Hangzhou Nongyuan Network Technology Co., Ltd
Related Party Transaction [Line Items]
Area of office space leased | ft²			1,006	1,006
Lease term			2 years	2 years
Annual rent			$ 41,639	¥ 283,258
Zhejiang Forasen Energy Technology Co., Ltd.
Related Party Transaction [Line Items]
Area of office space leased | ft²	27,147	27,147
Lease term	5 years	5 years
Annual rent	$ 71,602	¥ 454,043